GOODWILL AND INTANGIBLE ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 535,465	$ 563,942
Goodwill	6,095,959	6,130,095	$ 6,484,669
Total	$ 6,631,424	$ 6,694,037